Note 16 - Income Taxes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Income Taxes (Details) [Line Items]
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%
Valuation Allowance as Percentage of Deferred Tax Asset	100.00%	100.00%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 75,200,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local		73,100,000
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount		$ 650,000	1,100,000
Change in Control Ownership Threshold		50.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		$ 0
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		128,000	$ 128,000
Domestic Tax Authority [Member]
Note 16 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research		361,000
State and Local Jurisdiction [Member]
Note 16 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards, Research		$ 231,000